Tax payable - Balance of installment payments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Tax Payable
Current	R$ 33,719	R$ 17,678
Non-current	7,986	4,065
Simples National
Other Tax Payable
Current	6
Non-current	1,168	1,285
Other PGFN debits
Other Tax Payable
Current	560
Non-current	4,978	2,056
Social Security - RFB
Other Tax Payable
Current	54
Non-current	428	139
Other RFB debits
Other Tax Payable
Non-current	63
Social Security - PGFN
Other Tax Payable
Non-current	296	328
Installment payment - INSS
Other Tax Payable
Current	83	13
Non-current		124
PIS installment payment
Other Tax Payable
Non-current	13	20
COFINS Installment
Other Tax Payable
Non-current	90	94
Installment payment - IRRF
Other Tax Payable
Non-current	11	13
ISS installment payment
Other Tax Payable
Non-current	64
Other
Other Tax Payable
Current	42
Non-current	57	6
Installment
Other Tax Payable
Current	745	13
Non-current	R$ 7,168	R$ 4,065